Financial Instruments - Fair Value (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Book Value
Financial Instruments
Cash and cash equivalents	$ 63,820	$ 73,717
Restricted cash	2,812	2,812
Accounts receivable, net	11,844	8,028
Due from related parties	32,370	32,603
Accounts payable	13,849	11,156
Accrued liabilities	15,823	15,464
Long-term debt, including current portion	2,425,305	2,527,262
Fair Value
Financial Instruments
Cash and cash equivalents	63,820	73,717
Restricted cash	2,812	2,812
Accounts receivable, net	11,844	8,028
Due from related parties	32,370	32,603
Accounts payable	13,849	11,156
Accrued liabilities	15,823	15,464
Long-term debt, including current portion	2,425,305	2,527,262
Notes | ZIM | Book Value
Financial Instruments
Notes	11,587	40,232
Notes | ZIM | Fair Value
Financial Instruments
Notes	11,587	35,574
Notes | HMM | Book Value
Financial Instruments
Notes	13,595	25,651
Notes | HMM | Fair Value
Financial Instruments
Notes	$ 13,595	$ 25,651